Reserves (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 2,906,706	$ 2,743,876
Unearned Premiums	34,355	30,535
Case Reserves	1,515,373	1,477,745
Incurred But Not Reported Reserves	202,565	201,985
Preneed funeral life insurance policies and investment-type annuity contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	906,864	976,837
Unearned Premiums	42	101
Case Reserves	5,737	4,189
Incurred But Not Reported Reserves	3,021	3,003
Traditional life insurance
Claims and Benefits Payable
Future Policy Benefits and Expenses	251,495	258,513
Unearned Premiums	525	528
Case Reserves	1,485	1,140
Incurred But Not Reported Reserves	1,163	2,521
FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,714,854	1,474,858
Unearned Premiums	25,227	17,623
Case Reserves	265,886	205,524
Incurred But Not Reported Reserves	34,869	26,351
All other, long duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	33,493	33,668
Unearned Premiums	370	461
Case Reserves	13,616	14,595
Incurred But Not Reported Reserves	9,707	8,324
Group Term Life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2,780	4,039
Case Reserves	160,789	161,042
Incurred But Not Reported Reserves	27,730	28,480
Group Disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	1,430	2,435
Case Reserves	1,063,982	1,086,870
Incurred But Not Reported Reserves	104,953	111,546
Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	22	244
Case Reserves	1,412	1,895
Incurred But Not Reported Reserves	726	1,205
Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	3,773	4,921
Case Reserves	2,106	2,245
Incurred But Not Reported Reserves	16,448	16,787
Credit disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	14	2
Case Reserves	0	0
Incurred But Not Reported Reserves	1,962	2,203
All other, short duration contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	172	181
Case Reserves	360	245
Incurred But Not Reported Reserves	$ 1,986	$ 1,565